Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following table presents a reconciliation of net assets available for benefits between the accompanying financial statements and the Form 5500:

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	$216,197,597	$184,406,369
Deemed distributions of notes receivable from participants	(58,468)	(23,220)

Net assets available for benefits per the Form 5500	$216,139,129	$184,383,149

The following table presents a reconciliation of the net increase/(decrease) in net assets available for benefits per the financial statements to net income per the Form 5500:

Year ended December 31,
2025
Net increase/(decrease) in net assets available for benefits per the financial statements	$31,791,228
Deemed distributions of notes receivable from participants - current year	(58,468)
Deemed distributions of notes receivable from participants - prior year	23,220

Net income per the Form 5500	$31,755,980

The Plan’s common collective trust funds are measured at fair value using the NAV per share (or its equivalent) practical expedient for both the financial statements and the Form 5500 as of December 31, 2025 and 2024.

EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
The following table presents a reconciliation of net assets available for benefits between the accompanying financial statements and the Form 5500:

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	$216,197,597	$184,406,369
Deemed distributions of notes receivable from participants	(58,468)	(23,220)

Net assets available for benefits per the Form 5500	$216,139,129	$184,383,149

The following table presents a reconciliation of the net increase/(decrease) in net assets available for benefits per the financial statements to net income per the Form 5500:

Year ended December 31,
2025
Net increase/(decrease) in net assets available for benefits per the financial statements	$31,791,228
Deemed distributions of notes receivable from participants - current year	(58,468)
Deemed distributions of notes receivable from participants - prior year	23,220

Net income per the Form 5500	$31,755,980

The Plan’s common collective trust funds are measured at fair value using the NAV per share (or its equivalent) practical expedient for both the financial statements and the Form 5500 as of December 31, 2025 and 2024.

EBP, Form 5500 Caption, Net Assets [Abstract]
EBP, Net Asset Available for Benefit	$ 216,197,597	$ 184,406,369
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	58,468	23,220
EBP, Form 5500 Caption, Net Assets	216,139,129	$ 184,383,149
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	31,791,228
EBP, Form 5500 Caption, Net Assets	$ 31,755,980